Other operating income, other operating expenses, restructuring income and expenses, financial result - Schedule of financial results (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Analysis of income and expense [abstract]
Interest expense on term loans			$ (16,730)	$ (17,918)
Amortization of transaction costs	$ (1,700)		(2,310)	(2,506)
Commitment bank charge			(1,264)	(630)
Interest income			2,857	1,018
Interest on non-current provisions			(1,545)	(1,419)
Other interest expense, net			(2,268)	(5,436)
Total net interest expenses			(21,260)	(26,891)
Gains from foreign currency revaluation			22,876	32,113
Losses from foreign currency revaluation			(24,726)	(35,984)
Net foreign currency revaluation impact			(1,850)	(3,871)
Bank guarantee expense			(15)	(437)
Share of profit or loss of joint ventures	$ 160	$ 142	453	404
Financial Result			$ (22,672)	$ (30,795)